CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Direct costs of sales and services, exclusive of depreciation and amortization:
Direct costs of customer support	$ 36,475	$ 36,804	$ 29,687
Sales, general and administrative	81,340	81,859	74,568
Depreciation and amortization	92,655	81,169	53,148
Exit activities, restructuring and impairments	2,278	4,520	1,414
Total operating costs and expenses	344,188	349,298	290,829
Loss from operations	(25,895)	(14,339)	(7,487)
Non-operating expenses (income):
Interest expense	27,596	26,742	11,346
Loss on extinguishment of debt			881
(Gain) loss on foreign currency, net	(771)	4	261
Other (income) loss, net	(417)	29	353
Total non-operating expenses (income)	26,408	26,775	12,841
Loss before income taxes and equity in earnings of equity-method investment	(52,303)	(41,114)	(20,328)
Benefit for income taxes	(3,660)	(1,361)	(285)
Equity in earnings of equity-method investment, net of taxes	(200)	(259)	(213)
Net loss	(48,443)	(39,494)	(19,830)
Other comprehensive loss:
Foreign currency translation adjustment	(197)	(431)	(464)
Unrealized loss on foreign currency contracts	(745)
Unrealized gain (loss) on interest rate swap	84	(36)	(777)
Total other comprehensive loss	(858)	(467)	(1,241)
Comprehensive loss	$ (49,301)	$ (39,961)	$ (21,071)
Basic and diluted net loss per share	$ (0.93)	$ (0.77)	$ (0.39)
Weighted average shares outstanding used in computing basic and diluted net loss per share	51,898	51,237	51,135
Operating Segments
Revenues:
Total revenues	$ 318,293	$ 334,959	$ 283,342
Direct costs of sales and services, exclusive of depreciation and amortization:
Total direct costs of sales and services, exclusive of depreciation and amortization	131,440	144,946	132,012
Operating Segments | Data center and network services
Revenues:
Total revenues	213,040	226,528	230,945
Direct costs of sales and services, exclusive of depreciation and amortization:
Total direct costs of sales and services, exclusive of depreciation and amortization	104,105	115,820	114,847
Operating Segments | Cloud and hosting services
Revenues:
Total revenues	105,253	108,431	52,397
Direct costs of sales and services, exclusive of depreciation and amortization:
Total direct costs of sales and services, exclusive of depreciation and amortization	$ 27,335	$ 29,126	$ 17,165